Net Loss per Share	12 Months Ended
Dec. 31, 2019
Net Loss per Share
Net Loss per Share

18.   Net Loss per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2017	2018	2019
Numerator:	RMB	RMB	RMB
Net loss attributable to Gridsum Holding Inc.	(238,996)	(521,325)	(537,929)
Numerator for basic and diluted net loss per share	(238,996)	(521,325)	(537,929)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	30,243,250	30,827,600	33,810,862
Net loss per share attributable to Gridsum’s ordinary shareholders—Basic and diluted	(7.90)	(16.91)	(15.91)

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. For the years ended December 31, 2017, 2018 and 2019, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share was 1,605,961,  2,754,327 and 3,462,156 on a weighted average basis, respectively. For the years ended December 31, 2017, 2018 and 2019, the conversion shares from the Group's convertible note of nil,  4,080,084 and 6,153, 846, respectively, on a weighted average basis were also antidilutive and excluded from the calculation of diluted net loss per share.